SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jan. 01, 2023 shares	Jan. 02, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options exercisable, number (in shares)		745,902
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	283,000	746,000	1,236,000
Options exercisable, number (in shares)	282,737
CAD | Exercise Price Range Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 42.27
Options issued and outstanding, number (in shares)	283,000
Weighted average remaining contractual life of outstanding share options	2 years
Options exercisable, number (in shares)	283,000
CAD | US Total
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	467,000
Options exercisable, number (in shares)	467,000
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	184,000	1,988,000	1,988,000
Options exercisable, number (in shares)	184,664	601,186
USD | Exercise Price Range Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 29.01
Options issued and outstanding, number (in shares)	184,000
Weighted average remaining contractual life of outstanding share options	1 year
Options exercisable, number (in shares)	184,000